SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE (Details) - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		12,715,043,534	9,749,983,678
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	[1]	10,629,032,613	8,222,270,100
Unexercised Common Stock Purchase Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	[1]	732,024,518	1,107,024,518
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	[1]	128,575,444	41,132,251
Promissory Note Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		1,225,410,959	379,556,809

[1]	The potentially dilutive shares included in the above table are limited whereby the conversion or exercise cannot result in the beneficial owner holding more than 4.99% of the then outstanding shares of common stock subsequent to any conversion or exercise. These shares were excluded from the diluted per share calculation because the effect of including these potential shares was anti-dilutive due to the Company’s net loss position.